Share-based compensation	12 Months Ended
Mar. 31, 2013
Share-based compensation [Abstract]
Share-based compensation
18	Share-based compensation

On February 18, 2011, the shareholders of the Company approved and adopted the Restricted Share Unit scheme. The scheme has a limit of granting rights to receive ordinary shares not exceeding 10% of the Company's issued and outstanding share capital, to directors, officers, employees and/or consultants of the Group. Since no awards have been granted as of March 31, 2011, 2012 and 2013, no compensation expense has been recognized for the years ended March 31, 2011, 2012 and 2013.